Loans, allowance for loan losses and credit quality - Aging analysis (Details 4) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 258,268	SFr 258,766	SFr 257,515	SFr 254,015
Value of collateral	234,031		233,100
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	253,530		251,612
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,738		5,903
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,344		4,000
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	104		211
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220		207
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,070		1,485
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	108,550	110,640	112,445	109,501
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106,339		109,649
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,211		2,796
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,378		1,578
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46		145
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138		133
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	649		940
Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,549		25,556
Real estate | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,941		24,843
Real estate | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	608		713
Real estate | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	536		631
Real estate | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		17
Real estate | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12		2
Real estate | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57		63
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	72,783		73,873
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	71,385		72,002
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,398		1,871
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	717		854
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		127
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124		131
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	516		759
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,941		11,689
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,752		11,536
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	189		153
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115		49
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		0
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		0
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	70		104
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,277		1,327
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,261		1,268
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16		59
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10		44
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		1
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		14
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149,718	SFr 148,126	145,070	144,514
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	147,191		141,963
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,527		3,107
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,966		2,422
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58		66
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82		74
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	421		545
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	105,433		104,335
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103,714		102,047
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,719		2,288
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,488		2,053
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15		29
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		33
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	175		173
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,277		37,268
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,129		36,953
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	148		315
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33		93
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		1
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1		1
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	112		220
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,008		3,467
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,348		2,963
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	660		504
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	445		276
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		36
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40		40
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	134		152
Bank
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	261,769		260,498	256,853
Value of collateral	234,064		233,135
Bank | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	257,043		254,607
Bank | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,726		5,891
Bank | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,344		4,000
Bank | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	104		211
Bank | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220		207
Bank | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,058		1,473
Bank | Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	112,051		115,428	112,339
Bank | Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109,852		112,644
Bank | Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,199		2,784
Bank | Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,378		1,578
Bank | Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46		145
Bank | Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138		133
Bank | Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	637		928
Bank | Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,549		25,556
Bank | Real estate | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,941		24,843
Bank | Real estate | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	608		713
Bank | Real estate | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	536		631
Bank | Real estate | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		17
Bank | Real estate | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12		2
Bank | Real estate | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57		63
Bank | Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	73,029		73,893
Bank | Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	71,643		72,034
Bank | Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,386		1,859
Bank | Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	717		854
Bank | Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		127
Bank | Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124		131
Bank | Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	504		747
Bank | Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,196		14,652
Bank | Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,007		14,499
Bank | Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	189		153
Bank | Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115		49
Bank | Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		0
Bank | Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		0
Bank | Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	70		104
Bank | Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,277		1,327
Bank | Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,261		1,268
Bank | Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16		59
Bank | Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10		44
Bank | Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		1
Bank | Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Bank | Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		14
Bank | Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149,718		145,070	SFr 144,514
Bank | Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	147,191		141,963
Bank | Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,527		3,107
Bank | Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,966		2,422
Bank | Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58		66
Bank | Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82		74
Bank | Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	421		545
Bank | Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	105,433		104,335
Bank | Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103,714		102,047
Bank | Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,719		2,288
Bank | Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,488		2,053
Bank | Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15		29
Bank | Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		33
Bank | Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	175		173
Bank | Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,277		37,268
Bank | Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,129		36,953
Bank | Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	148		315
Bank | Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33		93
Bank | Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		1
Bank | Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1		1
Bank | Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	112		220
Bank | Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,008		3,467
Bank | Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,348		2,963
Bank | Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	660		504
Bank | Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	445		276
Bank | Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		36
Bank | Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40		40
Bank | Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 134		SFr 152